Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 104,201	$ 706,224	$ 3,794,734
Accounts receivable, net	67,573	239,423	337,440
Inventory	170,385	404,970	106,403
Prepaid expenses and other current assets	368,231	128,547	236,665
Total Current Assets	710,390	1,479,164	4,475,242
Property and equipment, net	179,254	212,545	102,939
Intangible assets	191,253	230,084	2,432,841
Goodwill	46,460	46,460	1,374,835
Deposits and other assets	874,517	797,231	718,951
Operating lease right of use asset	1,926,963	2,054,265	18,451
Total Assets	3,928,837	4,819,749	9,173,259
Minority investment in businesses			50,000
Current Liabilities
Accounts payable and accrued liabilities	12,598,276	7,565,720	3,730,540
Convertible Notes, net of debt discount and issuance costs	6,326,916	5,369,599	159,193
Current portion of operating lease payable		326,908	18,451
Note payable, net of debt discount and issuance costs	1,474,130	1,645,680	1,278,672
Deferred revenue	321,763	299,409	234,159
Derivative liability	13,144
Total Current Liabilities	20,734,229	15,207,316	5,421,015
Non-current Liabilities:
Note payable		38,014	63,992
Operating lease payable	2,240,650	2,077,618
Total Non-current Liabilities	2,240,650	2,115,632	63,992
Total Liabilities	22,974,879	17,322,948	5,485,007
Commitments and contingencies (Note 10)
Stockholders’ Deficit
Preferred stock
Common stock value	103,029	39,062	16,691
Additional paid in capital	159,042,399	134,570,600	111,563,618
Subscription receivable
Less: Treasury stock	(78,456)	(78,456)	(62,406)
Accumulated deficit	(179,064,680)	(146,142,373)	(109,632,574)
Accumulated other comprehensive income	80,335	(140,183)	(78,272)
Total Creatd, Inc. Stockholders’ Deficit	(19,917,373)	(11,751,350)	1,807,057
Non-controlling interest in consolidated subsidiaries	871,331	(751,849)	1,881,195
Total Stockholders' Deficit	(19,046,042)	(12,503,199)	3,688,252
Total Liabilities and Stockholders’ Deficit	3,928,837	4,819,749	9,173,259
Series E Preferred Stock
Stockholders’ Deficit
Preferred stock